Debt - Schedule of Future Minimum Principal Payments under Debt Agreement (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2024	$ 265,696
Total minimum principal payments on debt	$ 265,696